Right-of -Use Assets - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Interest expense on lease liabilities	¥ 15	¥ 9
Short-term leases expenses, charged to cost of revenue	295	238
Short-term leases expenses, charged to operating expenses	36	26
Cash outflow in financing activities	130	84
Principal elements of lease payments	116	78	¥ 56
Interest paid	¥ 14	¥ 6